Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Total Fund Solution
Entity Central Index Key	0001872253
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
Investor Class
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Investor Class
Trading Symbol	MRESX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$54	1.10%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
Net Assets	$ 115,570,078
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$115,570,078
Number of Holdings	47
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
American Tower Corp.	9.2%
Equinix, Inc.	7.4%
Prologis, Inc.	7.2%
Welltower, Inc.	4.9%
UDR, Inc.	4.2%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Invitation Homes, Inc.	3.1%
Equity Residential	3.0%

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell CenterSquare Real Estate Fund
Class Name	Institutional Class
Trading Symbol	MRASX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell CenterSquare Real Estate Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.03%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.03%
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/centersquare-real-estate for more recent performance information.
Net Assets	$ 115,570,078
Holdings Count | $ / shares	47
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$115,570,078
Number of Holdings	47
Portfolio Turnover	15%

Holdings [Text Block]

Top 10 Issuers	(%)
American Tower Corp.	9.2%
Equinix, Inc.	7.4%
Prologis, Inc.	7.2%
Welltower, Inc.	4.9%
UDR, Inc.	4.2%
Ventas, Inc.	3.8%
Extra Space Storage, Inc.	3.8%
Digital Realty Trust, Inc.	3.7%
Invitation Homes, Inc.	3.1%
Equity Residential	3.0%

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Institutional Class
Trading Symbol	MFLDX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$102	2.02%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	2.02%
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
Net Assets	$ 99,116,724
Holdings Count | $ / shares	120
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$99,116,724
Number of Holdings	120
Portfolio Turnover	91%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
NVIDIA Corp.	6.8%
Alphabet, Inc.	3.7%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.6%
Costco Wholesale Corp.	2.6%
Amazon.com, Inc.	2.6%
Visa, Inc.	2.4%
ConocoPhillips	2.4%
Lam Research Corp.	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Cromwell Long Short Fund
Class Name	Investor Class
Trading Symbol	MFADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Long Short Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$115	2.28%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	2.28%
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/long-short for more recent performance information.
Net Assets	$ 99,116,724
Holdings Count | $ / shares	120
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$99,116,724
Number of Holdings	120
Portfolio Turnover	91%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	7.4%
NVIDIA Corp.	6.8%
Alphabet, Inc.	3.7%
Apple, Inc.	3.5%
JPMorgan Chase & Co.	2.6%
Costco Wholesale Corp.	2.6%
Amazon.com, Inc.	2.6%
Visa, Inc.	2.4%
ConocoPhillips	2.4%
Lam Research Corp.	1.9%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Fund Name Change:
Effective May 31, 2024, the Cromwell Marketfield L/S Fund changed its name to the Cromwell Long Short Fund (the “Fund”).
Changes to Fund’s Investment Adviser or Sub-Adviser:
Effective May 31, 2024, Mutual of America Capital Management, LLC replaced Marketfield Asset Management LLC as a sub-adviser to the Fund.
Changes to the Fund’s Principal Investment Strategy:
Prior to May 31, 2024, under normal market conditions, the Fund’s long positions may range from approximately 60% to 95% of its net assets and its short positions may range from approximately 10% to 50% of its net assets. Effective May 31, 2024, under normal market conditions, the sub-adviser expects to maintain the Fund’s long positions in a range between 80% to 100% of net assets, and its short positions at approximately 20% of net assets, which may range between 10% to 30%.
Changes to Shareholder Fees (fees paid directly from your investment):
Effective May 31, 2024, with the change in sub-adviser to the Fund and associated change in principal investment strategy in regards to the volume and types of securities anticipated to be held short by the Fund the short sale expenses incured by the Fund are anticipated to be materially lower. Short sale expenses were reduced to 0.18% from the 0.58% the Fund incurred in 2023 in the Fund’s prospectus.
Changes to Fund’s Portfolio Manager or Portfolio Management Team:
Effective May 31, 2024, Joseph R. Gaffoglio, Thaddeus Pollock and Jamie A. Zendel of Mutual of America Capital Management, LLC became portfolio managers for the Fund.

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Foresight Global Sustainable Infrastructure Fund
Class Name	Institutional Class
Trading Symbol	CFGIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Foresight Global Sustainable Infrastructure Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$51	1.05%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.05%
Updated Performance Information Location [Text Block]	Visit https://www.thecromwellfunds.com/funds/foresight-global-sustainable-infrastructure for more recent performance information.
Net Assets	$ 44,789,135
Holdings Count | $ / shares	26
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$44,789,135
Number of Holdings	26
Portfolio Turnover	12%

Holdings [Text Block]

Top 10 Issuers	(%)
Cellnex Telecom SA	6.2%
3i Infrastructure PLC	5.3%
Infratil Ltd.	5.3%
Boralex, Inc.	5.3%
Equinix, Inc.	5.2%
Brookfield Renewable Partners LP	5.0%
American Tower Corp.	4.8%
Innergex Renewable Energy, Inc.	4.6%
Transurban Group	4.1%
Northland Power, Inc.	4.1%

Top 10 Countries	(%)
United States	30.8%
Canada	19.0%
United Kingdom	18.3%
New Zealand	7.3%
Spain	6.2%
Jersey	5.4%
Australia	4.1%
Germany	3.0%
Ireland	2.7%
Cash & Other	3.2%

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Investor Class
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Sustainable Focus Fund
Class Name	Investor Class
Trading Symbol	LIMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
Net Assets	$ 31,423,804
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$31,423,804
Number of Holdings	28
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(%)
Amazon.com, Inc.	8.5%
Microsoft Corp.	8.1%
Danaher Corp.	6.2%
NVIDIA Corp.	6.0%
AerCap Holdings NV	5.0%
Palo Alto Networks, Inc.	4.9%
Entegris, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
T-Mobile US, Inc.	4.7%
Meta Platforms, Inc.	4.3%

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Tran Sustainable Focus Fund
Class Name	Institutional Class
Trading Symbol	LIMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Tran Sustainable Focus Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/tran-sustainable-focus for more recent performance information.
Net Assets	$ 31,423,804
Holdings Count | $ / shares	28
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$31,423,804
Number of Holdings	28
Portfolio Turnover	26%

Holdings [Text Block]

Top 10 Issuers	(%)
Amazon.com, Inc.	8.5%
Microsoft Corp.	8.1%
Danaher Corp.	6.2%
NVIDIA Corp.	6.0%
AerCap Holdings NV	5.0%
Palo Alto Networks, Inc.	4.9%
Entegris, Inc.	4.9%
Taiwan Semiconductor Manufacturing Co. Ltd.	4.8%
T-Mobile US, Inc.	4.7%
Meta Platforms, Inc.	4.3%

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Greenspring Mid Cap Fund
Class Name	Institutional Class
Trading Symbol	GRSPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Greenspring Mid Cap Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$53	1.03%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.03%
Updated Performance Information Location [Text Block]	Visit https://mail.thecromwellfunds.com/funds/greenspring-mid-cap-fund for more recent performance information.
Net Assets	$ 121,769,602
Holdings Count | $ / shares	56
Investment Company Portfolio Turnover	7.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$121,769,602
Number of Holdings	56
Portfolio Turnover	7%

Holdings [Text Block]

Top 10 Issuers	(%)
Republic Services, Inc.	9.7%
KBR, Inc.	8.8%
EMCOR Group, Inc.	8.4%
MYR Group, Inc.	4.8%
Johnson Controls International PLC	3.9%
Primo Water Corp.	3.4%
DuPont de Nemours, Inc.	3.1%
W.R. Berkley Corp.	3.1%
EOG Resources, Inc.	2.6%
Ziff Davis, Inc.	2.6%

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cromwell Sustainable Balanced Fund
Class Name	Institutional Class
Trading Symbol	CSBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Cromwell Sustainable Balanced Fund for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.thecromwellfunds.com/resources/literature. You can also request this information by contacting us at 1-855-625-7333
Additional Information Phone Number	1-855-625-7333
Additional Information Website	https://www.thecromwellfunds.com/resources/literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$57	1.10%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.10%
Updated Performance Information Location [Text Block]	Visit https://thecromwellfunds.com/funds/sustainable-balanced for more recent performance information.
Net Assets	$ 11,008,989
Holdings Count | $ / shares	46
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2024)

Net Assets	$11,008,989
Number of Holdings	46
Portfolio Turnover	21%

Holdings [Text Block]

Top 10 Issuers	(%)
United States Treasury Note/Bond	30.7%
Microsoft Corp.	4.3%
Amazon.com, Inc.	4.2%
NVIDIA Corp.	3.4%
Danaher Corp.	3.4%
AerCap Holdings NV	3.1%
Ferguson PLC	2.7%
Meta Platforms, Inc.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd.	2.6%
Ball Corp.	2.6%

Updated Prospectus Web Address	https://www.thecromwellfunds.com/resources/literature